Inventories	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventories
Inventories

4. Inventories

	As of June 30,	As of December 31,
	2023	2022
Raw materials	$804,400	$3,703,900
Work-in-process	94,900	66,700
Finished goods	2,048,600	1,695,000
Total Inventories	$5,947,900	$5,465,600

Inventories - Current Asset	$5,288,400	$4,859,600
Inventories - Noncurrent Asset	659,500	606,000

4. Inventories

	As of December 31,	As of June 30,
	2022	2022	2021
Raw materials	$3,703,900	$3,298,300	$2,170,400
Work-in-process	66,700	55,300	39,600
Finished goods	1,695,000	1,342,700	767,100
Total Inventories	$5,465,600	$4,696,300	$2,977,100

Inventories - Current Asset	$4,859,600	$4,696,300	$2,977,100
Inventories - Noncurrent Asset	606,000	-	-